Former Variable Interest Entities (“VIEs”) - Schedule of Information Related to Consolidated VIEs (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2025
Schedule of Information Related to Consolidated VIEs [Line Items]
Total assets			¥ 119,599
Total current liabilities			32,212
Total liabilities			¥ 39,158
Net revenues	¥ 9,485	¥ 215,307
Operating costs and expenses	(7,566)	(110,862)
Net income	2,277	28,717
Net cash generated from operating activities	¥ 8,085	¥ 25,125